ROCKHAVEN ASSET MANAGEMENT
                         THE RISK MANAGERS



                         THE ROCKHAVEN FUND


                         THE ROCKHAVEN PREMIER
                         DIVIDEND FUND








                         Annual Report
                         For the period ended September 30, 1998

Dear Investor:

This is our first annual report since the Fund's inception in November 1997, so we would like to start with a simple thank you. We realize that you have literally thousands of mutual funds from which to choose to invest your hard-earned savings. We appreciate the confidence you have shown in us by becoming fellow shareholders (all of the Rockhaven employees have a significant portion of their net worth invested in the Funds), and we will continue to work hard to justify your confidence. Again, thanks.

As James Flanagan said, "This is a hard way to make an easy living". 1998 has caused a lot of investment managers to ponder their choice of careers. From the unprecedented out-performance of growth versus value in the first half, to the rapid decline in valuations in the third quarter, to the whiplash recovery in October, this has been a year for the record books. Speaking for myself, this has been one of the toughest years of my 15-year career, but also one of the most rewarding. We spent a lot of time reviewing and analyzing our performance and philosophy . . . we even brought out some old text books in an effort to tear apart every step of our process and question its validity, especially in a low-inflation/deflation environment.

This intensive self-appraisal has lead us to refocus on the basic investment tenets that have served us so well in the past: controlling risk and listening to the market.

Controlling risk - It is commonly known that active investment management must justify its fees by generating risk-adjusted returns in excess of the benchmark. But because markets are relatively efficient, consistent outperformance is difficult to achieve. This is also known as the "loser's game". A "loser's game" is one where the ultimate winner is the one who makes the fewest mistakes. We have always maintained that risk versus our benchmarks can be reduced by:

* eliminating market timing...by staying fully invested.
* eliminating sector betting...by matching our sector weights to those of our benchmark.
* maximizing our efforts on security selection.

What our analysis revealed was that while security selection is critical, especially in a 50-stock portfolio, the weight of each individual security in the portfolio is even more important. The names that hurt us the most this year have been deep value names where we had an overweight.

Listening to the market - As Ned Davis states: "The degree of unprofitable anxiety in an investor's life corresponds directly to the amount of time spent dwelling on how an investment should be acting rather that on the way it actually is acting". It is pure hubris that the vast majority of Wall Street analysts are trying to decide what the market or a stock should be doing, instead of what they are doing. "Markets aren't wrong...opinions are".

The best investors are those that are listening to market reality, identifying what is working, rather than steadfastly forcing their biases on the market. Our goal then is to objectively determine what the market is rewarding now and will reward in the near future, and weighting our portfolios towards these factors.

This two-step process of controlling risk and listening to the market has led us to develop a proprietary risk model that not only helps improve our security selection process, but more importantly, helps us determine the appropriate weight for each security in the portfolio.

The risk model is really quite simple, but since we live in such a competitive world, I can only give you an overview. The investment team meets regularly to assign the appropriate risk rating based on quantitative factors (i.e., financial strength, earnings consistency, earnings estimate agreement, and earnings surprise), as well as qualitative factors (i.e., management quality, accounting integrity, industry position, and catalysts for change). Each security is then ranked as either low, medium, or high risk, and weightings in the portfolio correspond directly to the risk rating.

The adoption of this risk model led to higher than normal turnover in the quarter as we moved to lower security-specific risk in the portfolio. The beauty of this process is that I can honestly say that I have never felt better about my level of awareness/understanding of the risks in our portfolio. In order to manage risk you must have a thorough understanding of the bets you are taking.. this model provides us with these tools.

Performance

The Rockhaven Fund did well in the early part of the year, struggled some during the summer, and then improved again in the last three months. For the year ending November 3, 1998, the Fund returned 6.70%. This compares favorably to the S&P Barra Value Index, which was up 10.01% for the same period, but pales in comparison to the

20.14% return for the S&P 500 Index. Since the Fund's inception on November 3, 1997 through the quarter ending September 30, 1998 the Fund returned -1.61% versus 1.10% for the S&P Barra Value Index and 9.88% for the S&P 500 Index.

The S&P 500's performance in 1998 has been dominated by a handful of mega large-cap growth stocks. In fact, a miraculous 20 stocks accounted for 95% of the index's performance, five stocks accounted for half of the S&P's return, and two stocks (Microsoft and Dell) accounted for 25%. A market with such extremely narrow leadership is also a very high-risk market.

Did we achieve our goal of providing market participation with less risk and more income? Yes and no. We performed in line with the broader market and our value and equity income peers, but significantly underperformed the S&P 500. We did outperform on the downside. During the market's big sell-off from its peak on July 17 through August 31, our Fund lost 16.70% versus a decline of 19.19% for the S&P 500, and decline of 21.05% for the S&P Value Index.

The Rockhaven Premier Dividend Fund performed very well versus its convertible peers. For the year ended November 3, 1998, the Fund was up 6.22% versus a decline of 0.78% for the Merrill Lynch All-Convertible Index. Since the Fund's inception on November 3, 1997 the quarter ending September 30, 1998 the Fund returned -0.10% versus -3.28% for the Merrill Lynch All-Convertible Index.

Our emphasis on higher quality, more equity-sensitive convertibles contributed greatly to the Fund's outperformance. During the S&P 500's decline of 19.19% from July 17 through August 31, the Premier Dividend Fund declined only 14.79%.

In summary, if I were grading our performance for 1998, I would give the Rockhaven Fund a B- and the Premier Dividend Fund an A-. Both Funds have shown improvement as the year progressed. It has been a volatile (though rewarding) year, and we look forward to an exciting, hopefully equally rewarding 1999.

Thanks for your support,


Chris Wiles,
President, Rockhaven Asset Management

                               THE ROCKHAVEN FUND


   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ROCKHAVEN FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE S&P 500 BARRA VALUE INDEX


          Fund total return from
          commencement of
          operations on November
          3, 1997 to September 30,
          1998: -1.61%.


                        FUND       S&P 500        S&P 500 BARRA VALUE INDEX
                        ----       -------        -------------------------

      11/3/1997        10,000      10,000                  10,000
     11/30/1997        10,060      10,175                  10,108
     12/31/1997        10,300      10,335                  10,317
      1/31/1998        10,400      10,440                  10,179
      2/28/1998        11,082      11,175                  10,917
      3/31/1998        11,466      11,666                  11,430
      4/30/1998        11,426      11,840                  11,578
      5/29/1998        11,175      11,617                  11,386
      6/30/1998        11,186      12,075                  11,459
      7/31/1998        10,813      11,935                  11,196
      8/31/1998         9,460      10,195                   9,377
      9/30/1998         9,839      10,831                   9,928


*    The   S&P   500    Composite    Stock    Price   Index   is   an   unmanged
     capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

* The S&P Barra Value Index is an unmanaged capitalization weighted index that contains approximately 50% of the stocks in the S&P 500 with lower price-to-book ratios.

                       THE ROCKHAVEN PREMIER DIVIDEND FUND


   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ROCKHAVEN
      PREMIER DIVIDEND FUND VERSUS THE MERRILL LYNCH ALL-CONVERTIBLE INDEX


               Fund total return from
               commencement  of
               operations on November
               3, 1997 to September 30,
               1998: -0.10%.

                                          MERRILL LYNCH
                          FUND        ALL-CONVERTIBLE INDEX
                          ----        ---------------------

      11/3/1997          10,000              10,000
     11/30/1997           9,940              10,004
     12/31/1997          10,106              10,102
      1/31/1998          10,197              10,128
      2/28/1998          10,879              10,582
      3/31/1998          11,158              10,971
      4/30/1998          11,532              11,040
      5/29/1998          11,350              10,796
      6/30/1998          11,228              10,887
      7/31/1998          10,954              10,714
      8/31/1998           9,706               9,483
      9/30/1998           9,990               9,672


* The Valuation calculation for the Merrill Lynch All-Convertible Index is for the period November 1, 1997 through September 30, 1998.

* The Merrill Lynch All-Convertible Index includes U.S. dollar-denominated convertibles of $50 million or more in size, and incorporates both traditional and mandatory conversion structure.

                               THE ROCKHAVEN FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
             COMMON STOCKS &
 Shares      CONVERTIBLE SECURITIES: 101.5%                       Market Value
--------------------------------------------------------------------------------

            AEROSPACE: 1.2%
  250       Lockheed Martin Corp...............................     $ 25,203
                                                                    --------

            BASIC MATERIALS: 3.8%
1,000       E.I Du Pont de Nemours.............................       56,125
1,000       Royal Group Technologies,
            CONVPRD 6.875%.....................................       18,750
                                                                    --------
                                                                      74,875
                                                                    --------
            CAPITAL GOODS/DIVERSIFIED: 6.8%
  500       General Electric Co................................       39,781
  700       Emerson Electric Co................................       43,575
1,500       Ingersoll-Rand Co., CONV PFD.......................       31,500
  300       Minnesota Mining & Manufacturing Co................       22,106
                                                                    --------
                                                                     136,962
                                                                    --------
            CONSUMER CYCLICAL: 3.7%
  850       Ford Motor Co......................................       39,897
  600       Newell Co., CONV PFD 5.25%.........................       33,675
                                                                    --------
                                                                      73,572
                                                                    --------
            ENERGY: 8.4%
  750       Amoco Corp.........................................       40,406
  750       Exxon Corp.........................................       52,641
1,300       Shell Transport & Trading, ADR.....................       47,369
  625       Tosco Corp., CONV PFD 5.75%........................       27,031
                                                                    --------
                                                                     167,447
                                                                    --------
            FINANCE: 16.2%
  930       Banc One Corp......................................       39,641
  700       BankAmerica / Jefferson Pilot,
            CONV PFD 7.25%.....................................       66,500
  700       J.P. Morgan & Co., Inc.............................       59,238
2,000       Lincoln National Corp, CONVPFD 7.75%...............       49,250
1,800       National Australia Bank Ltd.,
            CONVPRD 7.875%.....................................       47,925


See accompanying Notes to Financial Statements.

                               THE ROCKHAVEN FUND

--------------------------------------------------------------------------------
 Shares                                                           Market Value
--------------------------------------------------------------------------------

            FINANCE, CONTINUED
 1,400      Pacific Century Financial Corp.....................     $ 23,362
   700      Wilmington Trust Corp..............................       36,050
                                                                    --------
                                                                     321,966
                                                                    --------
            HEALTH CARE: 12.8%
   700      American Home Products.............................       36,663
   700      Baxter International Inc...........................       41,650
   950      Bausch & Lomb, Inc.................................       37,406
   500      Bristol-Myers Squibb Co............................       51,938
   675      Johnson & Johnson..................................       52,819
   500      Perkin-Elmer Corp..................................       34,344
                                                                    --------
                                                                     254,820
                                                                    --------
            RETAILING: 6.0%
75,000      Costco Companies, Inc.,
            CONVBOND 0%*.......................................       46,313
35,000      Rite Aid, CONVBOND 5.25%...........................       41,519
   700      Sears, Roebuck & Co................................       30,931
                                                                    --------
                                                                     118,763
                                                                    --------
            SERVICES: 5.6%
   750      McDonald's Corp....................................       44,766
 1,150      Readers Digest, CONVPRD 8.25%......................       23,934
 1,800      Sysco Corp.........................................       42,413
                                                                    --------
                                                                     111,113
                                                                    --------
            STAPLES: 9.8%
 1,400      Conagra, Inc.......................................       37,712
 1,100      Dole Food Co., Inc. CONVPRD 7.00%..................       39,600
   750      H.J. Heinz Company.................................       38,344
 1,400      McCormick & Co., Inc...............................       40,906
   850      Philip Morris Companies, Inc.......................       39,153
                                                                    --------
                                                                     195,715
                                                                    --------
            TECHNOLOGY: 16.6%
 1,150      Computer Associates International..................       42,550
 1,400      Diebold, Inc.......................................       30,800
   950      Electronic Data Systems Corp.......................       31,528


See accompanying Notes to Financial Statements.

                               THE ROCKHAVEN FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1998, CONTINUED
Shares                                                            Market Value
--------------------------------------------------------------------------------

            TECHNOLOGY, CONTINUED
25,000      EMC Corp., CONV BOND 3.25%.........................   $   64,000
   750      Hewlett-Packard Co.................................       39,703
   600      Motorola, Inc......................................       25,612
 1,150      Pitney Bowes, Inc..................................       62,747
   400      Xerox Corp.........................................       33,900
                                                                  ----------
                                                                     330,840
                                                                  ----------
            TRANSPORTATION: 1.1%
   500      Union Pacific Corp.................................       21,312
                                                                  ----------
            UTILITY: 9.5%
 1,600      BCE, Inc...........................................       44,700
   975      Hawaiian Electric Industries.......................       40,219
 1,200      Texas Utilities, CONV PFD..........................       67,500
   700      U.S. West Inc......................................       36,706
                                                                  ----------
                                                                     189,125
                                                                  ----------
            Total Investments in Securities
              (cost $2,130,675):101.5%.........................    2,021,713
            Liabilities less Other Assets: (1.5%)..............      (30,406)
                                                                  ----------
            TOTAL NET ASSETS: 100.0%...........................   $1,991,307
                                                                  ==========

* Non-income producing security.

+ At September 30, 1998, the cost of securities for Federal income tax purposes is $2,141,681. Gross unrealized appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation......................   $   76,485
            Gross unrealized depreciation......................     (196,453)
                                                                  ----------
                Net unrealized depreciation....................   $ (119,968)
                                                                  ==========

See accompanying Notes to Financial Statements.

                               THE ROCKHAVEN FUND

STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value
      (identified cost $2,130,675)............................     $2,021,713
   Receivables:
      Due from Advisor........................................          6,845
      Dividends and interest..................................          5,781
   Prepaid expenses...........................................         18,098
                                                                   ----------
         Total assets.........................................      2,052,437
                                                                   ----------
LIABILITIES
   Cash advanced by custodian.................................         34,841
   Payables:
      Due to administrator....................................          2,466
      Dividends...............................................          2,082
      Fund shares repurchased.................................            327
   Accrued expenses...........................................         21,414
                                                                   ----------
         Total liabilities....................................         61,130
                                                                   ----------

NET ASSETS                                                         $1,991,307
                                                                   ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  [$1,991,307/205,131 shares outstanding; unlimited
  number of shares (par value $.01) authorized]...............     $     9.71
                                                                   ==========

COMPONENTS OF NET ASSETS
   Paid-in capital............................................     $2,216,108
   Undistributed net investment income........................            996
   Accumulated net realized loss on investments...............       (116,835)
   Net unrealized depreciation on investments.................       (108,962)
                                                                   ----------
      Net assets..............................................     $1,991,307
                                                                   ==========


See accompanying Notes to Financial Statements.

                               THE ROCKHAVEN FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM NOVEMBER 3, 1997* THROUGH SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income
      Dividends...............................................      $  36,630
      Interest................................................          4,731
                                                                    ---------
         Total income.........................................         41,361
                                                                    ---------
   Expenses
      Administration fees (Note 3)............................         27,123
      Professional fees.......................................         14,458
      Transfer agent fees.....................................         13,518
      Fund accounting fee.....................................         12,015
      Advisory fees (Note 3)..................................          9,321
      Custodian...............................................          6,511
      Registration fees.......................................          6,432
      Trustees' fees..........................................          5,022
      Other ..................................................          4,716
      Reports to shareholders.................................          4,066
      Distribution expense (Note 3)...........................          3,107
                                                                    ---------
         Total expenses.......................................        106,289
         Less: Advisor fee waiver and absorption..............        (87,643)
                                                                    ---------
         Net expenses.........................................         18,646
                                                                    ---------
            NET INVESTMENT INCOME.............................         22,715
                                                                    ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from security transactions...............      $(116,835)
   Net change in unrealized depreciation on investments.......       (108,962)
                                                                    ---------
      Net realized and unrealized loss on investments.........       (225,797)
                                                                    ---------
         NET DECREASE IN NET ASSETS RESULTING
         FROM OPERATIONS......................................      $(203,082)
                                                                    =========

* Commencement of operations.


See accompanying Notes to Financial Statements.

                               THE ROCKHAVEN FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                               November 3, 1997*
                                                                   through
                                                              September 30, 1998
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment income.........................................   $   22,715
Net realized loss from security transactions..................     (116,835)
Net change in unrealized depreciation of securities...........     (108,962)
                                                                 ----------
   NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS............................................     (203,082)
                                                                 ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.........................................      (21,719)
                                                                 ----------
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
 in outstanding shares (a)....................................    2,216,108
                                                                 ----------
   TOTAL INCREASE IN NET ASSETS...............................    1,991,307

NET ASSETS
Beginning of period...........................................          -0-
END OF PERIOD.................................................   $1,991,307
                                                                 ==========

(a) A summary of capital share transactions is as follows:

                                                           November 3, 1997*
                                                                through
                                                          September 30, 1998
                                                       ------------------------
                                                       Shares   Paid In Capital
                                                       ------------------------
      Shares sold..................................     205,027     $2,215,772
      Shares issued in reinvestment
        of distributions...........................       1,483         15,706
      Shares redeemed..............................      (1,379)       (15,370)
                                                        -------     ----------
      Net increase.................................     205,131     $2,216,108
                                                        =======     ==========

* Commencement of operations.


See accompanying Notes to Financial Statements.

                               THE ROCKHAVEN FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                               November 3, 1997*
                                                                    through
                                                              September 30, 1998
--------------------------------------------------------------------------------

Net asset value, beginning of period..........................        $10.00
Income from investment operations:
   Net investment income......................................          0.14
   Net realized and unrealized loss
     on investments...........................................         (0.29)
                                                                      ------
Total from investment operations..............................         (0.15)
                                                                      ------
Less distributions:
   From net investment income.................................         (0.14)
                                                                      ------
Net asset value, end of period................................         $9.71
                                                                      ------

TOTAL RETURN..................................................         (1.61%)+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............................        $1,991

Ratio of expenses to average net assets:
   Before expense reimbursement...............................          8.51%++
   After expense reimbursement................................          1.49%++

Ratio of net investment income to average net assets:
   After expense reimbursement................................         (1.82%)++

Portfolio turnover rate.......................................         98.13%


*  Commencement of operations.

+  Not annualized.

++ Annualized.


See accompanying Notes to Financial Statements.

                      THE ROCKHAVEN PREMIER DIVIDEND FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
            COMMON STOCKS &
Shares      CONVERTIBLE SECURITIES: 97.1%                          Market Value
--------------------------------------------------------------------------------

             AEROSPACE: 2.4%
   400       Lockheed Martin Corp..............................     $ 40,325
                                                                    --------

             BASIC MATERIALS: 5.4%
   700       E.I. DuPont de Nemours............................       39,287
 1,400       Sealed Air, CONVPFD $2.00.........................       50,575
                                                                    --------
                                                                      89,862
                                                                    --------
             CAPITAL GOODS / DIVERSIFIED: 4.1%
 2,200       Ingersoll-Rand Company,
             CONVPFD 6.75%.....................................       46,200
   300       Minnesota Mining & Manufacturing Co...............       22,106
                                                                    --------
                                                                      68,306
                                                                    --------
             CONSUMER CYCLICAL: 13.2%
90,000       Costco Companies, Inc.,
             CONVBOND 0%*......................................       55,575
 1,400       Dollar General, CONVPFD 8.5%......................       50,400
   950       Ford Motor Co.....................................       44,591
40,000       Hilton Hotels, CONVBOND 5%........................       34,900
   800       Sears, Roebuck & Co...............................       35,350
                                                                    --------
                                                                     220,816
                                                                    --------
             ENERGY: 6.0%
   950       Shell Transport & Trading, ADR....................       34,616
   750       Tosco Corp., CONVPRD 5.75%........................       32,438
   650       Unocal Corporation, CONVPRD 6.25%.................       34,288
                                                                    --------
                                                                     101,342
                                                                    --------
             FINANCE - INVESTMENT BANKING: 12.7%
   550       BankAmerica / Jefferson Pilot.,
             CONVPFD 7.25%.....................................       52,250
 1,760       Lincoln National, CONVPFD 7.75%...................       43,340
   400       J.P. Morgan & Co..................................       33,850
 1,400       National Australia Bank Ltd.,
             CONVPFD 7.875%....................................       37,275

                      THE ROCKHAVEN PREMIER DIVIDEND FUND

--------------------------------------------------------------------------------
Shares                                                            Market Value
--------------------------------------------------------------------------------

              FINANCE - INVESTMENT BANKING - CONTINUED
  1,300       Pacific Century Financial Corp................     $ 21,694
    950       TrustCo Bank Corp. N.Y........................       25,323
                                                                 --------
                                                                  213,732
                                                                 --------
              SERVICES: 14.2%
 25,000       Omnicom Group, Inc., CONV
              BOND 4.25%....................................       38,406
  1,400       Readers Digest Trace,
              CONV PFD 8.25%................................       29,138
  1,700       Sysco Corp....................................       40,056
 80,000       Times Mirror Co., CONV BOND 0%*...............       35,600
    550       Time Warner / Houston Industries, Inc.,
              CONV PFD 7%...................................       41,972
  1,000       Wendy's, CONV PFD 5%..........................       52,437
                                                                 --------
                                                                  237,609
                                                                 --------
              STAPLES: 10.9%
 30,000       Alza Corp., CONV BOND 5%......................       38,025
    550       Bausch & Lomb, Inc............................       21,656
  1,300       Dole Food Traces, CONV PFD 7.00%..............       46,800
    900       Philip Morris Companies Inc...................       41,456
 30,000       Rite Aid Corp., CONV BOND 5.25%...............       35,588
                                                                 --------
                                                                  183,525
                                                                 --------
              TECHNOLOGY: 23.4%
  1,500       Diebold, Inc..................................       33,000
 25,000       EMC Corp., CONV BOND 3.25%....................       64,000
150,000       Ingram Micro, Inc., CONV BOND 0%..............       58,875
    550       Microsoft Corp., CONV PFD $2.196..............       53,075
  1,000       Pitney Bowes, Inc.............................       54,562
  1,050       Qualcom, CONV PFD 5.75%.......................       43,838
  1,000       Unisys, Corp. CONV PFD 3.75%..................       47,375
 40,000       Xilinx Inc., CONV BOND 5.25%..................       38,200
                                                                 --------
                                                                  392,925
                                                                 --------

                      THE ROCKHAVEN PREMIER DIVIDEND FUND

--------------------------------------------------------------------------------
Shares                                                           Market Value
--------------------------------------------------------------------------------

              TRANSPORTATION: 2.0%
 800          Union Pacific Corp............................     $   34,100
                                                                 ----------

              UTILITIES: 2.8%
 850          Texas Utilities Co., CONV PFD 9.25%...........         47,812
                                                                 ----------

              Total Common Stocks and Convertible
              Securities (cost $1,683,202)..................      1,630,354
                                                                 ----------

Principal Amount  SHORT-TERM INVESTMENTS: 4.8%
--------------------------------------------------------------------------------

 $80,878      Star Treasury Fund, 4.99%.....................         80,878
                                                                 ----------
              Total Investments in Securities
              (cost $1,764,080):101.9%......................      1,711,232
              Other Assets less Liabilities: (1.9)%.........        (32,433)
                                                                 ----------
              TOTAL NET ASSETS: 100.0%......................     $1,678,799
                                                                 ==========

* Non-income producing security.

+ At September 30, 1998, the cost of securities for Federal income tax purposes is $1,769,214. Gross unrealized appreciation and depreciation of securities were as follows:

              Gross unrealized appreciation.................     $   50,727
              Gross unrealized depreciation.................       (108,709)
                                                                 ----------
                  Net unrealized depreciation...............     $  (57,982)
                                                                 ==========

See accompanying Notes to Financial Statements.

                       THE ROCKHAVEN PREMIER DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value
      (identified cost $1,764,080)............................   $1,711,232
   Receivables:
      Due from Advisor........................................        7,317
      Dividends and interest..................................        7,505
   Prepaid expenses...........................................       17,566
                                                                 ----------
         Total assets.........................................    1,743,620
                                                                 ----------
LIABILITIES
   Payables:
      Due to administrator....................................        2,466
      Dividends...............................................          595
      Securities purchased....................................       39,398
   Accrued expenses...........................................       22,362
                                                                 ----------
         Total liabilities....................................       64,821
                                                                 ----------

NET ASSETS                                                       $1,678,799
                                                                 ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  [$1,678,799/171,257 shares outstanding; unlimited
  number of shares (par value $.01) authorized]...............   $     9.80
                                                                 ==========

COMPONENTS OF NET ASSETS
   Paid-in capital............................................   $1,768,440
   Undistributed net investment income........................        1,316
   Accumulated net realized loss on investments...............      (38,109)
   Net unrealized depreciation on investments.................      (52,848)
                                                                 ----------
      Net assets..............................................   $1,678,799
                                                                 ==========

See accompanying Notes to Financial Statements.

                       THE ROCKHAVEN PREMIER DIVIDEND FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM NOVEMBER 3, 1997* THROUGH SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income
      Dividends...............................................       $ 32,698
      Interest................................................          4,818
                                                                     --------
         Total income.........................................         37,516
                                                                     --------
   Expenses
      Administration fees (Note 3)............................         27,123
      Professional fees.......................................         14,458
      Transfer agent fees.....................................         13,517
      Fund accounting fee.....................................         12,015
      Advisory fees  (Note 3).................................          6,813
      Custodian...............................................          6,511
      Registration fees.......................................          6,432
      Trustees' fees..........................................          5,022
      Other ..................................................          4,764
      Reports to shareholders.................................          4,066
      Distribution expense (Note 3)...........................          2,271
                                                                     --------
         Total expenses.......................................        102,992
         Less: Advisory fee waiver and absorption.............        (89,363)
                                                                     --------
         Net expenses.........................................         13,629
                                                                     --------
            NET INVESTMENT INCOME.............................         23,887
                                                                     --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized loss from security transactions...............        (38,109)
   Net change in unrealized depreciation
   on investments.............................................        (52,848)
                                                                     --------
      Net realized and unrealized loss
      on investments..........................................        (90,957)
                                                                     --------
         NET DECREASE IN NET ASSETS RESULTING
         FROM OPERATIONS......................................       $(67,070)
                                                                     ========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                       THE ROCKHAVEN PREMIER DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                               November 3, 1997*
                                                                    through
                                                              September 30, 1998
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment income.........................................     $   23,887
Net realized loss from security transactions..................        (38,109)
Net change in unrealized depreciation of securities...........        (52,848)
                                                                   ----------
   NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS...........................................        (67,070)
                                                                   ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.........................................        (22,571)
                                                                   ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
 in outstanding shares (a)....................................      1,768,440
                                                                   ----------
   TOTAL INCREASE IN NET ASSETS...............................      1,678,799

NET ASSETS
Beginning of period...........................................            -0-
                                                                   ----------
END OF PERIOD.................................................     $1,678,799
                                                                   ==========

(a) A summary of capital share transactions is as follows:

                                                           November 3, 1997*
                                                                through
                                                          September 30, 1998
                                                       ------------------------
                                                       Shares   Paid In Capital
                                                       ------------------------
      Shares sold................................       172,304     $1,777,767
      Shares issued in reinvestment
      of distributions...........................         2,091         21,976
      Shares redeemed............................        (3,138)       (31,303)
                                                        -------     ----------
      Net increase...............................       171,257     $1,768,440
                                                        =======     ==========

* Commencement of operations.


See accompanying Notes to Financial Statements.

                       THE ROCKHAVEN PREMIER DIVIDEND FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                              November 3, 1997*
                                                                   through
                                                             September 30, 1998
--------------------------------------------------------------------------------

Net asset value, beginning of period........................        $10.00
Income from investment operations:
   Net investment income....................................          0.21
   Net realized and unrealized loss on investments..........         (0.21)
                                                                    ------
Total from investment operations............................          0.00
                                                                    ------
Less distributions:
   Dividends from net investment income.....................         (0.20)
                                                                    ------
Net asset value, end of period..............................        $ 9.80
                                                                    ======

TOTAL RETURN................................................         (0.10)%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).............................        $1,679

Ratio of expenses to average net assets:
   Before expense reimbursement.............................         11.28%++
   After expense reimbursement..............................          1.49%++

Ratio of net investment income to average net assets:
   After expense reimbursement..............................          2.62%++

Portfolio turnover rate.....................................        147.56%


*  Commencement of operations.

+  Not annualized.

++ Annualized.

See accompanying Notes to Financial Statements.

                               THE ROCKHAVEN FUND
                       THE ROCKHAVEN PREMIER DIVIDEND FUND


NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Rockhaven Fund and Rockhaven Premier Dividend Fund (the "Funds") are a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Rockhaven Fund's primary investment objective is obtaining above average current income together with capital appreciation. The Rockhaven Premier Dividend Fund's primary investment objective is obtaining high current income and its secondary objective is seeking capital appreciation. The Funds attempt to achieve their objectives by investing in a diversified portfolio of equity securities. The Funds began operations on November 3, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Funds' investments are carried at fair value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.
     B. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.
     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that

--------------------------------------------------------------------------------

          affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended September 30, 1998, Rockhaven Asset Management, LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of each Fund. For the period ended September 30, 1998, the Rockhaven Fund and the Rockhaven Premier Dividend Fund incurred $9,321 and $6,813, respectively, in Advisory Fees.

      The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.5% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the period ended September 30, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $87,643 for The Rockhaven Fund and $89,363 for The Rockhaven Premier Dividend Fund; no amounts were reimbursed to the Advisor.

--------------------------------------------------------------------------------

      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews each Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually, from each Fund.

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      The Trust has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds may pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Distribution Coordinator as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - Securities Transactions

      For the period ended September 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Fund, were $3,504,402 and $1,256,468, respectively.

      For the period ended September 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Premier Dividend Fund, were $3,090,649 and $1,368,200, respectively.

     For federal income tax purposes, The Rockhaven Fund and The Rockhaven Premier Dividend Fund have capital loss carryforwards of $105,829 and $32,975, respectively, which are available to offset future realized gains. The carryforwards expire in 2006.

                          INDEPENDENT AUDITOR'S REPORT


THE BOARD OF TRUSTEES AND SHAREHOLDERS
THE ROCKHAVEN FUND AND THE ROCKHAVEN PREMIER DIVIDEND FUND

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of The Rockhaven Fund and The Rockhaven Premier Dividend Fund, series of Advisors Series Trust, as of September 30, 1998, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of The Rockhaven Fund and The Rockhaven Premier Dividend Fund, series of Advisors Series Trust, as of September 30, 1998, the results of their operations, the changes in their net assets and their financial highlights for the period indicated, in conformity with generally accepted accounting principles.


MCGLADREY & PULLEN, LLP

New York, New York
October 23, 1998

                        ADVISOR
                        Rockhaven Asset Management, LLC
                        100 First Avenue, Suite 1050
                        Pittsburgh, PA 15222
                        www.rockhaven.com
                        800-522-3508


                        DISTRIBUTOR
                        First Fund Distributors, Inc.
                        4455 East Camelback Road, Suite 261E
                        Phoenix, AZ 85018


                        CUSTODIAN
                        Star Bank, N.A.
                        425 Walnut Street
                        Cincinnati, OH 45202


                        TRANSFER AGENT
                        American Data Services, Inc.
                        150 Motor Parkway, Suite 109
                        Hauppauge, NY 11788
                        888-263-6452


                        LEGAL COUNSEL
                        Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                        San Francisco, CA 94104


                        AUDITORS
                        McGladrey & Pullen LLP
                        555 Fifth Avenue, 8th Floor
                        New York, NY 10017-2416


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.